First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 86.0%
	Aerospace/Defense — 2.3%
$750,000	HEICO Corp.	5.35%	08/01/33	$748,374
650,000	Howmet Aerospace, Inc.	4.85%	10/15/31	642,371
1,600,000	Howmet Aerospace, Inc.	5.95%	02/01/37	1,660,567
1,100,000	Lockheed Martin Corp.	4.80%	08/15/34	1,069,118
2,375,000	Lockheed Martin Corp.	4.07%	12/15/42	1,979,890
350,000	Northrop Grumman Corp.	4.40%	05/01/30	342,277
1,300,000	Northrop Grumman Corp.	4.70%	03/15/33	1,261,585
950,000	Northrop Grumman Corp.	5.05%	11/15/40	901,611
1,000,000	Northrop Grumman Corp.	4.75%	06/01/43	900,274
500,000	RTX Corp.	6.00%	03/15/31	525,334
				10,031,401
	Banking — 10.8%
650,000	American Express Co. (a)	6.49%	10/30/31	696,052
2,155,000	Bank of America Corp. (a)	3.97%	02/07/30	2,074,443
6,850,000	Bank of America Corp. (a)	4.57%	04/27/33	6,555,256
1,500,000	Bank of America Corp. (a)	5.47%	01/23/35	1,504,118
1,350,000	Bank of New York Mellon (The) Corp. (a)	4.29%	06/13/33	1,275,877
260,000	Fifth Third Bancorp (a)	4.77%	07/28/30	255,835
350,000	Fifth Third Bancorp (a)	4.90%	09/06/30	346,311
1,160,000	Goldman Sachs Group (The), Inc.	3.80%	03/15/30	1,094,985
3,500,000	Goldman Sachs Group (The), Inc. (a)	3.10%	02/24/33	3,039,451
1,500,000	Goldman Sachs Group (The), Inc. (a)	5.33%	07/23/35	1,476,363
500,000	Huntington Bancshares, Inc. (a)	5.27%	01/15/31	501,149
1,850,000	JPMorgan Chase & Co. (a)	4.49%	03/24/31	1,808,752
4,050,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	3,972,409
3,050,000	JPMorgan Chase & Co. (a)	5.77%	04/22/35	3,129,514
990,000	Morgan Stanley (a)	4.43%	01/23/30	968,716
4,795,000	Morgan Stanley (a)	5.25%	04/21/34	4,738,559
1,875,000	Morgan Stanley (a)	5.83%	04/19/35	1,918,575
800,000	Morgan Stanley (a)	5.32%	07/19/35	790,749
355,000	PNC Financial Services Group (The), Inc.	3.45%	04/23/29	336,896
1,000,000	PNC Financial Services Group (The), Inc. (a)	4.81%	10/21/32	976,802
1,500,000	PNC Financial Services Group (The), Inc. (a)	6.04%	10/28/33	1,559,952
1,000,000	State Street Corp. (a)	4.68%	10/22/32	974,749
700,000	State Street Corp. (a)	4.16%	08/04/33	654,380
255,000	Truist Financial Corp. (a)	4.87%	01/26/29	254,532
1,100,000	Truist Financial Corp., Medium-Term Note (a)	5.15%	08/05/32	1,091,638
505,000	US Bancorp (a)	5.78%	06/12/29	518,156
750,000	US Bancorp (a)	5.10%	07/23/30	749,857
200,000	US Bancorp (a)	5.85%	10/21/33	205,682
1,450,000	Wells Fargo & Co. (a)	4.48%	04/04/31	1,408,872
2,000,000	Wells Fargo & Co. (a)	4.90%	07/25/33	1,939,503
1,000,000	Wells Fargo & Co. (a)	5.21%	12/03/35	978,668
				47,796,801
	Brokerage/Asset Managers/Exchanges — 2.3%
1,000,000	Blackstone Reg Finance Co. LLC	5.00%	12/06/34	968,722
50,000	Intercontinental Exchange, Inc.	3.63%	09/01/28	48,214
1,485,000	Intercontinental Exchange, Inc.	2.10%	06/15/30	1,291,005
500,000	Intercontinental Exchange, Inc.	5.25%	06/15/31	507,231

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Brokerage/Asset Managers/Exchanges (Continued)
$450,000	Intercontinental Exchange, Inc.	4.60%	03/15/33	$433,094
2,750,000	Intercontinental Exchange, Inc.	2.65%	09/15/40	1,937,192
2,700,000	Nasdaq, Inc.	5.55%	02/15/34	2,732,737
3,050,000	Nasdaq, Inc.	2.50%	12/21/40	2,048,326
				9,966,521
	Building Materials — 2.2%
2,500,000	American Builders & Contractors Supply Co., Inc. (b)	4.00%	01/15/28	2,413,739
1,750,000	Builders FirstSource, Inc. (b)	6.38%	03/01/34	1,762,322
2,050,000	CRH America Finance, Inc.	5.40%	05/21/34	2,045,807
825,000	CRH America, Inc. (b)	5.13%	05/18/45	760,692
500,000	Martin Marietta Materials, Inc.	5.15%	12/01/34	490,584
1,200,000	Vulcan Materials Co.	3.50%	06/01/30	1,114,936
1,000,000	Vulcan Materials Co.	5.35%	12/01/34	995,669
				9,583,749
	Cable Satellite — 0.4%
26,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.75%	03/01/30	24,099
400,000	Comcast Corp.	3.40%	04/01/30	372,213
700,000	Comcast Corp.	4.25%	01/15/33	653,330
750,000	Comcast Corp.	3.75%	04/01/40	605,628
				1,655,270
	Chemicals — 0.2%
1,100,000	Sherwin-Williams (The) Co.	4.80%	09/01/31	1,086,483
	Construction Machinery — 2.0%
3,200,000	Ashtead Capital, Inc. (b)	2.45%	08/12/31	2,689,970
1,650,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	1,657,298
1,500,000	Ritchie Bros Holdings, Inc. (b)	6.75%	03/15/28	1,539,102
3,050,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	3,102,277
				8,988,647
	Consumer Cyclical Services — 0.8%
400,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	396,707
3,407,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	3.50%	03/01/29	3,152,562
				3,549,269
	Consumer Products — 0.4%
1,000,000	Colgate-Palmolive Co.	4.00%	08/15/45	837,290
800,000	Haleon US Capital LLC	3.63%	03/24/32	727,414
				1,564,704
	Diversified Manufacturing — 1.1%
1,000,000	Otis Worldwide Corp.	5.13%	11/19/31	1,002,112
3,750,000	Veralto Corp.	5.45%	09/18/33	3,773,459
				4,775,571
	Electric — 2.5%
275,000	Duke Energy Carolinas LLC	4.95%	01/15/33	270,956
370,000	Duke Energy Carolinas LLC	4.85%	01/15/34	359,402
1,500,000	Duke Energy Carolinas LLC	5.30%	02/15/40	1,471,304
515,000	Duke Energy Progress LLC	6.30%	04/01/38	547,936
2,000,000	FirstEnergy Transmission LLC	5.00%	01/15/35	1,932,055
175,000	Florida Power & Light Co.	4.63%	05/15/30	173,883

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$540,000	Florida Power & Light Co.	5.10%	04/01/33	$536,822
485,000	Florida Power & Light Co.	5.69%	03/01/40	495,144
1,500,000	Florida Power & Light Co.	4.13%	02/01/42	1,251,632
750,000	PECO Energy Co.	4.90%	06/15/33	736,728
370,000	Public Service Electric & Gas Co.	5.20%	08/01/33	371,536
2,750,000	Vistra Operations Co. LLC (b)	5.70%	12/30/34	2,717,107
				10,864,505
	Environmental — 1.6%
1,700,000	Republic Services, Inc.	5.00%	04/01/34	1,666,447
1,000,000	Republic Services, Inc.	6.20%	03/01/40	1,071,771
2,000,000	Waste Management, Inc.	4.80%	03/15/32	1,973,366
670,000	Waste Management, Inc.	4.63%	02/15/33	652,183
2,100,000	Waste Management, Inc.	2.95%	06/01/41	1,537,144
				6,900,911
	Food and Beverage — 9.2%
2,600,000	Anheuser-Busch InBev Worldwide, Inc.	5.00%	06/15/34	2,565,394
2,000,000	Anheuser-Busch InBev Worldwide, Inc.	4.35%	06/01/40	1,780,487
3,000,000	Campbell’s (The) Co.	5.40%	03/21/34	2,990,205
1,500,000	Campbell’s (The) Co.	4.75%	03/23/35	1,415,504
2,250,000	Conagra Brands, Inc.	5.30%	11/01/38	2,119,972
2,000,000	Constellation Brands, Inc.	4.75%	05/09/32	1,923,421
2,500,000	Constellation Brands, Inc.	4.50%	05/09/47	2,059,449
900,000	General Mills, Inc.	5.40%	06/15/40	872,009
1,000,000	General Mills, Inc.	4.15%	02/15/43	821,974
2,260,000	J.M. Smucker (The) Co.	6.20%	11/15/33	2,380,565
1,625,000	J.M. Smucker (The) Co.	6.50%	11/15/43	1,724,450
950,000	Keurig Dr Pepper, Inc.	5.30%	03/15/34	949,794
900,000	Keurig Dr Pepper, Inc., Series 10	5.20%	03/15/31	908,388
950,000	Kraft Heinz Foods Co.	3.75%	04/01/30	899,766
450,000	Kraft Heinz Foods Co.	6.50%	02/09/40	478,824
2,050,000	Kraft Heinz Foods Co.	5.00%	06/04/42	1,852,649
2,030,000	Lamb Weston Holdings, Inc. (b)	4.38%	01/31/32	1,849,037
1,600,000	McCormick & Co., Inc.	4.95%	04/15/33	1,566,681
1,950,000	Molson Coors Beverage Co.	5.00%	05/01/42	1,777,707
1,075,000	Mondelez International, Inc.	3.00%	03/17/32	937,308
2,150,000	Mondelez International, Inc.	4.75%	08/28/34	2,063,491
750,000	Nestle Holdings, Inc. (b)	2.50%	09/14/41	511,880
1,550,000	PepsiCo, Inc.	2.63%	10/21/41	1,080,093
2,450,000	Post Holdings, Inc. (b)	6.25%	02/15/32	2,454,907
500,000	Sysco Corp.	5.95%	04/01/30	520,108
2,000,000	US Foods, Inc. (b)	5.75%	04/15/33	1,949,282
				40,453,345
	Gaming — 1.0%
1,250,000	VICI Properties, L.P.	4.95%	02/15/30	1,229,842
2,250,000	VICI Properties, L.P.	5.13%	05/15/32	2,189,364
1,075,000	VICI Properties, L.P.	5.75%	04/01/34	1,080,284
				4,499,490
	Health Insurance — 3.6%
250,000	Centene Corp.	4.63%	12/15/29	238,129

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Insurance (Continued)
$4,650,000	Centene Corp.	3.00%	10/15/30	$4,029,164
790,000	Elevance Health, Inc.	2.55%	03/15/31	685,462
1,150,000	Elevance Health, Inc.	4.10%	05/15/32	1,071,735
1,875,000	Elevance Health, Inc.	5.38%	06/15/34	1,867,469
1,900,000	Elevance Health, Inc.	4.63%	05/15/42	1,659,343
1,000,000	Molina Healthcare, Inc. (b)	3.88%	11/15/30	907,057
1,500,000	Molina Healthcare, Inc. (b)	3.88%	05/15/32	1,320,545
1,010,000	UnitedHealth Group, Inc.	4.90%	04/15/31	1,008,671
1,000,000	UnitedHealth Group, Inc.	5.35%	02/15/33	1,009,351
750,000	UnitedHealth Group, Inc.	6.88%	02/15/38	847,299
1,125,000	UnitedHealth Group, Inc.	5.50%	07/15/44	1,092,464
				15,736,689
	Healthcare — 13.1%
1,000,000	180 Medical, Inc. (b)	3.88%	10/15/29	926,187
3,150,000	Agilent Technologies, Inc.	2.30%	03/12/31	2,696,365
5,500,000	Alcon Finance Corp. (b)	5.38%	12/06/32	5,540,216
50,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	48,385
700,000	Becton Dickinson & Co.	4.30%	08/22/32	662,300
600,000	Becton Dickinson & Co.	5.11%	02/08/34	593,760
2,250,000	Becton Dickinson & Co.	4.69%	12/15/44	1,963,046
1,750,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	1,617,580
1,150,000	Charles River Laboratories International, Inc. (b)	4.00%	03/15/31	1,034,552
1,550,000	Cigna Group (The)	2.38%	03/15/31	1,325,314
3,150,000	Cigna Group (The)	5.40%	03/15/33	3,158,497
1,700,000	Cigna Group (The)	4.80%	08/15/38	1,545,735
2,000,000	Danaher Corp.	4.38%	09/15/45	1,707,360
280,000	GE HealthCare Technologies, Inc.	5.86%	03/15/30	290,693
3,250,000	GE HealthCare Technologies, Inc.	5.91%	11/22/32	3,389,726
555,000	HCA, Inc.	4.13%	06/15/29	532,428
3,775,000	HCA, Inc.	5.50%	06/01/33	3,754,198
2,400,000	HCA, Inc.	5.13%	06/15/39	2,207,936
1,335,000	IQVIA, Inc.	5.70%	05/15/28	1,357,513
750,000	IQVIA, Inc.	6.25%	02/01/29	776,808
1,050,000	IQVIA, Inc. (b)	6.50%	05/15/30	1,072,273
500,000	McKesson Corp.	5.10%	07/15/33	498,130
1,000,000	Quest Diagnostics, Inc.	6.40%	11/30/33	1,075,145
3,250,000	Quest Diagnostics, Inc.	5.00%	12/15/34	3,149,077
800,000	Solventum Corp.	5.45%	03/13/31	806,648
4,500,000	Solventum Corp.	5.60%	03/23/34	4,504,575
1,000,000	Stryker Corp.	1.95%	06/15/30	863,549
1,600,000	Stryker Corp.	4.63%	09/11/34	1,529,165
2,150,000	Stryker Corp.	4.10%	04/01/43	1,772,940
190,000	Thermo Fisher Scientific, Inc.	4.95%	11/21/32	189,526
800,000	Thermo Fisher Scientific, Inc.	5.40%	08/10/43	789,431
500,000	Universal Health Services, Inc.	4.63%	10/15/29	483,678
1,750,000	Universal Health Services, Inc.	2.65%	10/15/30	1,507,626
4,500,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/34	4,419,835
				57,790,197

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Home Construction — 0.1%
$420,000	PulteGroup, Inc.	6.38%	05/15/33	$442,491
	Lodging — 1.0%
3,000,000	Hilton Domestic Operating Co., Inc. (b)	5.88%	03/15/33	2,982,268
1,000,000	Hyatt Hotels Corp.	5.38%	12/15/31	997,481
600,000	Marriott International, Inc., Series FF	4.63%	06/15/30	588,563
				4,568,312
	Media Entertainment — 0.6%
2,750,000	AppLovin Corp.	5.38%	12/01/31	2,762,317
	Other Industrial — 0.4%
2,000,000	Quanta Services, Inc.	5.25%	08/09/34	1,954,222
	Other Utility — 0.4%
725,000	American Water Capital Corp.	4.45%	06/01/32	692,676
1,000,000	American Water Capital Corp.	5.15%	03/01/34	993,100
				1,685,776
	Packaging — 2.1%
500,000	Ball Corp.	6.00%	06/15/29	505,703
2,500,000	Ball Corp.	3.13%	09/15/31	2,150,722
555,000	Berry Global, Inc.	5.50%	04/15/28	561,253
3,500,000	Berry Global, Inc. (b)	5.65%	01/15/34	3,545,281
2,750,000	Crown Americas LLC	5.25%	04/01/30	2,693,590
				9,456,549
	Paper — 1.2%
650,000	Graphic Packaging International LLC (b)	3.75%	02/01/30	595,806
1,150,000	Graphic Packaging International LLC (b)	6.38%	07/15/32	1,161,627
3,450,000	Packaging Corp. of America	5.70%	12/01/33	3,519,074
				5,276,507
	Pharmaceuticals — 1.7%
400,000	AbbVie, Inc.	4.95%	03/15/31	401,397
670,000	AbbVie, Inc.	5.35%	03/15/44	656,478
1,065,000	Amgen, Inc.	5.25%	03/02/30	1,078,973
1,350,000	Eli Lilly & Co.	4.60%	08/14/34	1,300,213
1,600,000	Zoetis, Inc.	5.60%	11/16/32	1,651,147
2,500,000	Zoetis, Inc.	4.70%	02/01/43	2,237,736
				7,325,944
	Property & Casualty Insurance — 6.5%
2,750,000	Aon North America, Inc.	5.45%	03/01/34	2,762,844
2,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	2,014,270
2,150,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	2,145,915
1,050,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	1,027,925
1,000,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	953,818
3,750,000	Brown & Brown, Inc.	4.20%	03/17/32	3,467,364
4,250,000	Brown & Brown, Inc.	5.65%	06/11/34	4,250,258
500,000	Marsh & McLennan Cos., Inc.	4.85%	11/15/31	493,731
695,000	Marsh & McLennan Cos., Inc.	5.75%	11/01/32	720,056
400,000	Marsh & McLennan Cos., Inc.	5.15%	03/15/34	397,495
1,000,000	Marsh & McLennan Cos., Inc.	5.00%	03/15/35	973,916
1,000,000	Marsh & McLennan Cos., Inc.	4.75%	03/15/39	923,231
1,000,000	Marsh & McLennan Cos., Inc.	5.35%	11/15/44	969,265

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Property & Casualty Insurance (Continued)
$2,603,000	Ryan Specialty LLC (b)	4.38%	02/01/30	$2,459,192
1,110,000	Ryan Specialty LLC (b)	5.88%	08/01/32	1,100,611
4,050,000	Willis North America, Inc.	5.35%	05/15/33	4,028,422
				28,688,313
	Restaurants — 0.3%
1,100,000	McDonald’s Corp.	4.88%	12/09/45	990,346
500,000	Starbucks Corp.	4.90%	02/15/31	500,924
				1,491,270
	Retailers — 0.4%
1,000,000	Home Depot (The), Inc.	4.95%	06/25/34	987,821
800,000	O’Reilly Automotive, Inc.	4.70%	06/15/32	772,783
				1,760,604
	Technology — 15.9%
2,600,000	Adobe, Inc.	4.95%	04/04/34	2,581,831
1,000,000	Atlassian Corp.	5.25%	05/15/29	1,009,824
3,200,000	Atlassian Corp.	5.50%	05/15/34	3,217,895
2,000,000	Autodesk, Inc.	2.85%	01/15/30	1,818,722
4,000,000	Cadence Design Systems, Inc.	4.70%	09/10/34	3,841,173
125,000	Cisco Systems, Inc.	4.95%	02/26/31	125,721
375,000	Cisco Systems, Inc.	5.05%	02/26/34	373,792
4,650,000	CoStar Group, Inc. (b)	2.80%	07/15/30	4,088,270
5,444,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	5,004,504
4,000,000	FactSet Research Systems, Inc.	3.45%	03/01/32	3,546,374
1,000,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	994,150
2,600,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	1,889,739
700,000	Fiserv, Inc.	2.65%	06/01/30	621,610
55,000	Gartner, Inc. (b)	4.50%	07/01/28	53,742
265,000	Gartner, Inc. (b)	3.63%	06/15/29	248,316
4,750,000	Gartner, Inc. (b)	3.75%	10/01/30	4,358,968
705,000	MSCI, Inc. (b)	4.00%	11/15/29	667,958
6,135,000	MSCI, Inc. (b)	3.88%	02/15/31	5,620,099
290,000	Open Text Holdings, Inc. (b)	4.13%	02/15/30	266,112
670,000	Oracle Corp.	4.65%	05/06/30	660,715
333,000	Oracle Corp. (c)	5.25%	02/03/32	332,526
750,000	Oracle Corp.	6.25%	11/09/32	792,984
1,550,000	Oracle Corp.	4.90%	02/06/33	1,506,688
1,050,000	Oracle Corp.	6.50%	04/15/38	1,123,249
2,150,000	Oracle Corp.	3.65%	03/25/41	1,663,711
2,000,000	PTC, Inc. (b)	4.00%	02/15/28	1,924,486
1,650,000	Roper Technologies, Inc.	1.75%	02/15/31	1,362,299
4,750,000	Roper Technologies, Inc.	4.90%	10/15/34	4,578,300
1,300,000	Salesforce, Inc.	1.95%	07/15/31	1,098,145
2,700,000	Salesforce, Inc.	2.70%	07/15/41	1,910,859
2,800,000	ServiceNow, Inc.	1.40%	09/01/30	2,335,003
50,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	49,904
1,200,000	Verisk Analytics, Inc.	5.75%	04/01/33	1,239,021
1,750,000	Verisk Analytics, Inc.	5.25%	06/05/34	1,731,810
2,000,000	Verisk Analytics, Inc.	5.50%	06/15/45	1,905,020
2,750,000	VMware LLC	4.70%	05/15/30	2,697,189

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$350,000	Workday, Inc.	3.70%	04/01/29	$333,903
2,500,000	Workday, Inc.	3.80%	04/01/32	2,283,245
				69,857,857
	Wireless — 1.7%
1,350,000	Crown Castle, Inc.	3.30%	07/01/30	1,230,155
1,500,000	Crown Castle, Inc.	5.10%	05/01/33	1,465,862
1,800,000	Crown Castle, Inc.	2.90%	04/01/41	1,266,108
50,000	SBA Communications Corp.	3.13%	02/01/29	45,533
915,000	T-Mobile USA, Inc.	2.55%	02/15/31	791,952
900,000	T-Mobile USA, Inc.	5.20%	01/15/33	893,410
2,125,000	T-Mobile USA, Inc.	4.38%	04/15/40	1,847,383
				7,540,403
	Wirelines — 0.2%
700,000	AT&T, Inc.	4.30%	02/15/30	679,650
335,000	Verizon Communications, Inc.	4.02%	12/03/29	322,470
				1,002,120
	Total Corporate Bonds and Notes			379,056,238
	(Cost $384,319,952)
FOREIGN CORPORATE BONDS AND NOTES — 11.0%
	Banking — 2.4%
520,000	Barclays PLC (a)	4.97%	05/16/29	518,225
830,000	Barclays PLC (a)	4.94%	09/10/30	817,589
2,000,000	Lloyds Banking Group PLC (a)	5.68%	01/05/35	2,006,990
500,000	Royal Bank of Canada	3.88%	05/04/32	462,320
320,000	Toronto-Dominion Bank (The)	5.52%	07/17/28	326,719
1,000,000	Toronto-Dominion Bank (The)	5.30%	01/30/32	1,000,932
640,000	Toronto-Dominion Bank (The)	4.46%	06/08/32	608,123
145,000	UBS AG	5.65%	09/11/28	148,901
485,000	UBS Group AG (a) (b)	5.43%	02/08/30	490,726
4,250,000	UBS Group AG (a) (b)	4.19%	04/01/31	4,058,099
				10,438,624
	Building Materials — 0.5%
2,150,000	Cemex S.A.B. de C.V. (b)	5.45%	11/19/29	2,109,857
	Environmental — 0.3%
1,400,000	Waste Connections, Inc.	5.00%	03/01/34	1,371,613
	Food and Beverage — 0.6%
1,600,000	Bacardi Ltd. / Bacardi-Martini B.V. (b)	5.40%	06/15/33	1,563,147
1,000,000	Bacardi-Martini B.V. (b)	5.55%	02/01/30	1,011,028
				2,574,175
	Gaming — 0.4%
1,750,000	Flutter Treasury Designated Activity Co. (b)	6.38%	04/29/29	1,780,210
	Healthcare — 1.9%
5,850,000	Icon Investments Six Designated Activity Co.	6.00%	05/08/34	5,925,752
650,000	Medtronic Global Holdings S.C.A.	4.50%	03/30/33	626,154
1,900,000	Smith & Nephew PLC	5.40%	03/20/34	1,895,385
				8,447,291

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Packaging — 0.9%
$4,500,000	CCL Industries, Inc. (b)	3.05%	06/01/30	$4,062,275
	Paper — 0.8%
3,700,000	Smurfit Kappa Treasury ULC (b)	5.44%	04/03/34	3,698,124
	Property & Casualty Insurance — 0.4%
830,000	Aon Corp. / Aon Global Holdings PLC	5.35%	02/28/33	830,756
1,000,000	Aon Global Ltd.	4.75%	05/15/45	872,067
				1,702,823
	Restaurants — 0.5%
2,505,000	1011778 BC ULC / New Red Finance, Inc. (b)	4.00%	10/15/30	2,270,378
	Retailers — 0.4%
490,000	Alimentation Couche-Tard, Inc. (b)	2.95%	01/25/30	442,713
750,000	Alimentation Couche-Tard, Inc. (b)	5.27%	02/12/34	732,013
835,000	Alimentation Couche-Tard, Inc. (b)	3.44%	05/13/41	621,622
				1,796,348
	Technology — 1.9%
3,500,000	Constellation Software, Inc. (b)	5.46%	02/16/34	3,509,599
1,000,000	Elastic N.V. (b)	4.13%	07/15/29	936,133
600,000	Open Text Corp. (b)	6.90%	12/01/27	621,051
1,530,000	Open Text Corp. (b)	3.88%	02/15/28	1,454,216
1,900,000	Thomson Reuters Corp.	5.85%	04/15/40	1,934,653
				8,455,652
	Total Foreign Corporate Bonds and Notes			48,707,370
	(Cost $49,045,081)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 1.7%
	Food and Beverage — 0.7%
3,100,000	J.M. Smucker (The) Co.	4.53%	02/03/25	3,099,233
	Midstream — 1.0%
4,300,000	Energy Transfer, L.P.	4.58%	02/03/25	4,298,925
	Total Commercial Paper			7,398,158
	(Cost $7,398,158)

	Total Investments — 98.7%			435,161,766
	(Cost $440,763,191)
	Net Other Assets and Liabilities — 1.3%			5,515,647
	Net Assets — 100.0%			$440,677,413

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $97,931,607 or 22.2% of net assets.

(c)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2025. Interest will begin accruing on the security’s first settlement date.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$379,056,238	$—	$379,056,238	$—
Foreign Corporate Bonds and Notes*	48,707,370	—	48,707,370	—
Commercial Paper*	7,398,158	—	7,398,158	—
Total Investments	$435,161,766	$—	$435,161,766	$—

*	See Portfolio of Investments for industry breakout.